RETIREMENT BENEFIT OBLIGATIONS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2014
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of gross defined benefit pension assets	95.00%	94.00%
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 750
Assets	812,109	£ 817,793
	£ 3,643	£ 3,397
Actuarial assumption of discount rates	2.59%	2.76%
Description of asset-liability matching strategies used by plan or entity to manage risk	At 31 December 2017 the asset-liability matching strategy mitigated98 per cent of the liability sensitivity to interest rate movements and 102 per cent of the liability sensitivity toinflation movements. Much of the residual interest rate sensitivity is mitigated through holdings of corporate and other debt securities.
Employer contributions	£ 256	£ 268	£ 233
Limited liability partnerships [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Assets	5,500
Private limited companies [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Assets	£ 4,800
RPI [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation	3.20%	3.23%
CPI [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Actuarial assumption of expected rates of inflation	2.15%	2.18%
Aggregated measurement [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Triennial Funding Valuation, Aggregate Funding Deficit		£ 7,300
Defined benefit plan funding level		85.60%		85.90%
Triennial Funding Valuation, Aggregate Funding Deficit, Previous Valuation Date				£ 5,200
Triennial Funding Valuation, Deficit Contributions, 2018		£ 412
Triennial Funding Valuation, Deficit Contributions, 2019		618
Triennial Funding Valuation, Deficit Contributions, 2020		798
Triennial Funding Valuation, Deficit Contributions, 2021		1,287
Triennial Funding Valuation, Deficit Contributions, 2022 to 2024		£ 1,305
Healthcare premiums [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
Percentage of reasonably possible increase in actuarial assumption	6.81%	6.84%
Investment Grade [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) [Line Items]
	£ 27,732	£ 25,219